Reconciliation of Tax Computed By Applying Respective Statutory Income Tax Rate to Effective Income Tax Rate (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Reconciliation of Effective Income Tax Rate [Line Items]
Expected taxation at PRC EIT statutory rate	$ 310,188	1,952,295	1,015,329	420,780
Effect of differing tax rates in different jurisdictions	6,873	43,260	8,416	5,101
Permanent differences - non-taxable income	(445)	(2,804)	(733)	(6,640)
Permanent differences - non-deductible expenses	1,588	9,989	10,935	9,001
Tax incentives relating to R&D expenditures	(16,836)	(105,966)	(22,925)	(9,125)
Effect of tax exemption and reduction inside PRC	(103,307)	(650,206)	(533,802)	(258,647)
Income tax refund due to reduced tax rate	(13,331)	(83,907)	(6,625)	(13,923)
Under-provided (over-accrued) EIT for previous years	(10,639)	(66,960)	10,359	0
Effect of tax rate change on deferred taxes	2,893	18,216	0	0
Addition to valuation allowance	11,907	74,944	55,041	51,470
Taxation for the year	$ 188,891	1,188,861	535,995	198,017
Effective tax rate	15.22%	15.22%	13.20%	11.76%
Basic earnings per share for Class A and Class B ordinary shares effect of tax exemptions and reductions inside the PRC	$ 2.96	18.64	15.34	7.48